Income Tax and Social Contribution - Schedule of Key Components of Deferred Income Tax and Social Contribution in the Balance Sheets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	R$ 140	R$ 171
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	140	171
Tax losses [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	314	385
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	314	385
Provision for legal proceedings [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	67	81
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	67	81
Swap [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(132)	(66)
Deferred income tax and social contribution, net	(132)	(66)
Goodwill tax amortization [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(317)	(317)
Deferred income tax and social contribution, net	(317)	(317)
Fair value adjustment [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	2
Deferred income tax and social contribution, liabilities		(25)
Deferred income tax and social contribution, net	2	(25)
Property, Plant and Equipment and Intangible Assets [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	10	10
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	10	10
Unrealized Losses with Tax Credits [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(71)	(15)
Deferred income tax and social contribution, net	(71)	(15)
Provision of inventory [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	35	30
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	35	30
Borrowings Costs [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(62)	(66)
Deferred income tax and social contribution, net	(62)	(66)
Lease net of right of use [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	3,249	3,085
Deferred income tax and social contribution, liabilities	(3,016)	(2,961)
Deferred income tax and social contribution, net	233	124
Compensation program [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	21	10
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	21	10
Exchange rate variation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	33
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	33
Others [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	7	20
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	7	20
Gross deferred income tax and social contribution assets (liabilities) [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	3,738	3,621
Deferred income tax and social contribution, liabilities	(3,598)	(3,450)
Deferred income tax and social contribution, net	140	171
Compensation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	(3,598)	(3,450)
Deferred income tax and social contribution, liabilities	3,598	3,450
Deferred income tax and social contribution, net